COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under operating leases
Fiscal Year	Amount
(in thousands)
2015	$7,658
2016	5,165
2017	4,489
2018	3,220
2019	3,213
Thereafter	14,731

Total	$38,476